OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:        October 31, 2012

Date of reporting period:      January 31, 2012

Item 1. Schedule of Investments

ISI Strategy Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06%
Consumer Discretionary - 12.29%
Automobiles - 0.09%
Ford Motor Co.	4,300	$53,406

Diversified Consumer Services - 0.20%
ITT Educational Services, Inc.*	1,700	111,979
School Specialty, Inc.*	489	1,575
		113,554

Hotels, Restaurants & Leisure - 4.05%
Ameristar Casinos, Inc.	3,270	63,961
Brinker International, Inc.	1,070	27,660
Chipotle Mexican Grill, Inc.*	1,000	367,290
Choice Hotels International, Inc.	1,870	67,956
International Game Technology	11,350	180,805
Las Vegas Sands Corp.*	6,780	332,966
Marriott International, Inc. - Class A	3,076	105,968
Marriott Vacations Worldwide Corp.*	380	7,885
McDonald's Corp.	11,976	1,186,223
		2,340,714

Internet & Catalog Retail - 0.33%
Blue Nile, Inc.*	1,500	60,525
Expedia, Inc.	1,497	48,458
Overstock.com, Inc.*	3,957	26,750
TripAdvisor, Inc.*	1,597	52,557
		188,290

Media - 3.40%
AMC Networks, Inc. - Class A*	2,264	96,809
Cablevision Systems Corp. - New York Group - Class A	8,858	128,884
CBS Corp. - Class B - Non-Voting Shares	5,313	151,314
Comcast Corp. - Class A	10,750	285,842
DIRECTV - Class A*	11,560	520,315
Gannett Co., Inc.	4,780	67,733
Interpublic Group of Cos., Inc. (The)	95	981
Liberty Global, Inc. - Class A*	2,626	120,481
Liberty Media Corp. - Liberty Capital - Series A*	745	61,395
News Corp. - Class A	505	9,509
Scholastic Corp.	1,000	29,510
Sirius XM Radio, Inc.*	40,500	84,645
Time Warner Cable, Inc.	883	65,095
Time Warner, Inc.	2,980	110,439
Virgin Media, Inc.	550	13,112

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Consumer Discretionary - 12.29% (continued)
Media - 3.40% (continued)
Walt Disney Co. (The)	5,013	$195,006
World Wrestling Entertainment, Inc.	2,410	22,871
		1,963,941

Multi-Line Retail - 0.92%
Dillard's, Inc. - Class A	1,410	62,393
Dollar General Corp.*	2,495	106,312
Dollar Tree, Inc.*	1,240	105,164
Macy's, Inc.	1,790	60,305
Nordstrom, Inc.	2,700	133,326
Target Corp.	1,251	63,563
		531,063

Specialty Retail - 2.85%
AutoZone, Inc.*	1,000	347,880
Bed Bath & Beyond, Inc.*	1,800	109,260
Buckle, Inc. (The)	1,000	43,630
Chico's FAS, Inc.	2,900	33,176
Express, Inc.*	2,700	58,428
Finish Line, Inc. (The) - Class A	1,000	21,150
Gap, Inc. (The)	7,469	141,762
Hibbett Sports, Inc.*	1,500	71,895
Home Depot, Inc. (The)	5,013	222,527
Limited Brands, Inc.	2,400	100,464
Lowe's Cos., Inc.	4,010	107,588
New York & Co., Inc.*	3,898	10,875
PetSmart, Inc.	2,500	133,050
Systemax, Inc.*	4,021	70,810
Tiffany & Co.	1,100	70,180
Williams-Sonoma, Inc.	1,600	57,376
Zumiez, Inc.*	1,700	48,552
		1,648,603

Textiles, Apparel & Luxury Goods - 0.45%
NIKE, Inc. - Class B	2,500	259,975

Consumer Staples - 9.15%
Beverages - 0.61%
Coca-Cola Co. (The)	2,500	168,825
Coca-Cola Enterprises, Inc.	3,640	97,515

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Consumer Staples - 9.15% (continued)
Beverages - 0.61% (continued)
PepsiCo, Inc.	1,328	$87,210
		353,550

Food & Staples Retailing - 2.43%
CVS Caremark Corp.	200	8,350
Kroger Co. (The)	2,500	59,400
Pantry, Inc. (The)*	4,610	55,504
Sysco Corp.	2,000	60,220
Wal-Mart Stores, Inc.	18,306	1,123,256
Whole Foods Market, Inc.	1,320	97,720
		1,404,450

Food Products - 1.70%
General Mills, Inc.	4,826	192,220
Hershey Co. (The)	5,013	306,194
Hormel Foods Corp.	10,026	288,548
McCormick & Co., Inc. - Non-Voting Shares	1,598	80,763
Smart Balance, Inc.*	1,990	10,547
Tyson Foods, Inc. - Class A	5,400	100,656
		978,928

Household Products - 1.18%
Procter & Gamble Co. (The)	10,821	682,156

Personal Products - 0.03%
Revlon, Inc. - Class A*	1,100	17,336

Tobacco - 3.20%
Altria Group, Inc.	5,152	146,317
Philip Morris International, Inc.	16,389	1,225,406
Reynolds American, Inc.	10,126	397,243
Vector Group Ltd.	4,450	77,474
		1,846,440

Energy - 11.39%
Energy Equipment & Services - 1.09%
Bristow Group, Inc.	1,120	54,947
Cal Dive International, Inc.*	5,507	16,576
Complete Production Services, Inc.*	1,695	57,122
Diamond Offshore Drilling, Inc.	2,090	130,207
Halliburton Co.	4,100	150,798
Newpark Resources, Inc.*	900	7,326
RPC, Inc.	4,840	73,810

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Energy - 11.39% (continued)
Energy Equipment & Services - 1.09% (continued)
SEACOR Holdings, Inc.*	1,000	$91,530
Unit Corp.*	1,100	49,775
		632,091

Oil, Gas & Consumable Fuels - 10.30%
Alon USA Energy, Inc.	3,880	37,481
Berry Petroleum Co. - Class A	2,960	133,230
Chesapeake Energy Corp.	6,400	135,232
Chevron Corp.	8,402	866,078
ConocoPhillips	14,920	1,017,693
Contango Oil & Gas Co.*	1,000	62,280
Continental Resources, Inc.*	2,550	205,734
Crosstex Energy, Inc.	6,300	79,128
CVR Energy, Inc.*	3,760	93,774
Devon Energy Corp.	2,930	186,963
Enbridge Energy Management LLC*	1,312	44,333
Energy XXI (Bermuda) Ltd.*	1,800	59,094
Exxon Mobil Corp.	19,541	1,636,363
Goodrich Petroleum Corp.*	3,450	59,547
Kinder Morgan, Inc.	1,210	39,289
Marathon Oil Corp.	8,023	251,842
Marathon Petroleum Corp.	4,011	153,301
McMoRan Exploration Co.*	4,900	57,477
Murphy Oil Corp.	2,400	143,040
Occidental Petroleum Corp.	1,000	99,770
Quicksilver Resources, Inc.*	9,800	49,098
Rex Energy Corp.*	1,470	13,906
Ship Finance International Ltd.	5,012	56,285
Southern Union Co.	2,100	91,077
Southwestern Energy Co.*	500	15,570
Spectra Energy Corp.	1,760	55,422
W&T Offshore, Inc.	2,400	51,864
Whiting Petroleum Corp.*	2,000	100,180
World Fuel Services Corp.	3,400	154,292
		5,949,343

Financials - 13.60%
Capital Markets - 2.31%
American Capital Ltd.*	12,000	98,640
BlackRock, Inc. - Class A	2,346	426,972

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Financials - 13.60% (continued)
Capital Markets - 2.31% (continued)
Charles Schwab Corp. (The)	14,135	$164,673
Invesco Ltd.	4,411	99,556
Morgan Stanley	4,512	84,149
SEI Investments Co.	6,366	116,943
TD AMERITRADE Holding Corp.	21,290	342,982
		1,333,915

Commercial Banks - 2.25%
CapitalSource, Inc.	10,820	74,766
Centerstate Banks, Inc.	396	2,792
Cullen/Frost Bankers, Inc.	2,903	161,610
First Busey Corp.	5,712	28,617
First Horizon National Corp.	11,300	98,649
FirstMerit Corp.	3,400	53,346
Hanmi Financial Corp.*	25	206
MB Financial, Inc.	4,800	87,120
Republic Bancorp, Inc. - Class A	1,314	33,389
Susquehanna Bancshares, Inc.	5,912	54,036
SVB Financial Group*	3,530	204,881
Webster Financial Corp.	2,900	61,480
Wells Fargo & Co.	15,063	439,990
		1,300,882

Consumer Finance - 0.50%
Advance America Cash Advance Centers, Inc.	3,260	25,656
DFC Global Corp.*	2,300	45,310
Discover Financial Services	8,040	218,527
		289,493

Diversified Financial Services - 2.35%
Bank of America Corp.	35,021	249,700
CBOE Holdings, Inc.	3,300	84,447
Citigroup, Inc.	1,370	42,086
CME Group, Inc.	852	204,063
JPMorgan Chase & Co.	20,481	763,941
Leucadia National Corp.	400	11,104
		1,355,341

Insurance - 3.14%
Allstate Corp. (The)	2,300	66,355
American Equity Investment Life Holding Co.	5,980	68,949
Berkshire Hathaway, Inc. - Class B*	6,450	505,486

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Financials - 13.60% (continued)
Insurance - 3.14% (continued)
Brown & Brown, Inc.	8,000	$182,240
Cincinnati Financial Corp.	4,612	150,720
CNA Financial Corp.	4,000	110,120
CNO Financial Group, Inc.*	15,300	102,816
Loews Corp.	7,720	288,033
ProAssurance Corp.	1,928	157,383
Protective Life Corp.	6,080	152,061
Prudential Financial, Inc.	433	24,785
StanCorp Financial Group, Inc.	101	3,905
		1,812,853

Real Estate Investment Trusts - 2.21%
American Capital Agency Corp.	13,950	409,014
American Tower Corp.	1,900	120,669
Hatteras Financial Corp.	5,818	161,508
National Retail Properties, Inc.	2,450	66,174
Public Storage	3,760	522,114
		1,279,479

Thrifts & Mortgage Finance - 0.84%
First Niagara Financial Group, Inc.	4,013	38,405
New York Community Bancorp, Inc.	21,400	271,566
Oritani Financial Corp.	6,722	87,184
TFS Financial Corp.*	9,800	88,200
		485,355

Health Care - 12.26%
Biotechnology - 2.13%
Acorda Therapeutics, Inc.*	2,900	74,037
Amylin Pharmaceuticals, Inc.*	7,100	101,033
Biogen Idec, Inc.*	1,910	225,227
Cepheid, Inc.*	4,980	219,419
Cubist Pharmaceuticals, Inc.*	3,060	124,909
Emergent Biosolutions, Inc.*	900	15,273
Incyte Corp.*	4,000	70,800
InterMune, Inc.*	1,170	17,550
Maxygen, Inc.*	10,030	56,068
Momenta Pharmaceuticals, Inc.*	5,310	83,314
Myriad Genetics, Inc.*	2,900	68,614
Neurocrine Biosciences, Inc.*	2,800	26,040
Spectrum Pharmaceuticals, Inc.*	1,770	24,904

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Health Care - 12.26% (continued)
Biotechnology - 2.13% (continued)
Synta Pharmaceuticals Corp.*	2,580	$11,945
United Therapeutics Corp.*	2,220	109,180
		1,228,313

Health Care Equipment & Supplies - 1.18%
Baxter International, Inc.	502	27,851
IDEXX Laboratories, Inc.*	3,803	321,696
Meridian Bioscience, Inc.	3,005	52,407
RTI Biologics, Inc.*	931	3,212
Sirona Dental Systems, Inc.*	4,700	227,245
STERIS Corp.	1,648	49,572
		681,983

Health Care Providers & Services - 2.70%
AmerisourceBergen Corp.	9,500	370,215
Catalyst Health Solutions, Inc.*	2,500	136,900
Community Health Systems, Inc.*	4,800	89,760
Health Management Associates, Inc. - Class A*	11,700	74,997
Health Net, Inc.*	1,700	64,158
HealthSouth Corp.*	2,670	51,504
LifePoint Hospitals, Inc.*	1,900	76,361
Magellan Health Services, Inc.*	2,100	102,522
McKesson Corp.	1,200	98,064
Medco Health Solutions, Inc.*	1,230	76,285
MEDNAX, Inc.*	2,900	206,538
Owens & Minor, Inc.	1,000	30,410
Select Medical Holdings Corp.*	7,700	63,833
Team Health Holdings, Inc.*	4,810	99,086
Tenet Healthcare Corp.*	3,652	19,319
		1,559,952

Health Care Technology - 0.13%
Allscripts Healthcare Solutions, Inc.*	2,880	55,065
Omnicell, Inc.*	1,500	23,220
		78,285

Life Sciences Tools & Services - 0.23%
Bruker Corp.*	9,270	131,634

Pharmaceuticals - 5.89%
Abbott Laboratories	4,446	240,751
Allergan, Inc.	921	80,965
Bristol-Myers Squibb Co.	15,933	513,680

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Health Care - 12.26% (continued)
Pharmaceuticals - 5.89% (continued)
Forest Laboratories, Inc.*	7,000	$222,460
Johnson & Johnson	12,838	846,153
Medicis Pharmaceutical Corp. - Class A	2,400	79,416
Merck & Co., Inc.	12,802	489,804
Pfizer, Inc.	35,640	762,696
Salix Pharmaceuticals Ltd.*	1,400	67,480
ViroPharma, Inc.*	3,300	98,307
		3,401,712

Industrials - 10.33%
Aerospace & Defense - 1.77%
AAR Corp.	1,952	41,363
Alliant Techsystems, Inc.	2,640	156,842
Boeing Co. (The)	1,300	96,434
Honeywell International, Inc.	3,509	203,662
Huntington Ingalls Industries, Inc.*	718	27,054
Northrop Grumman Corp.	4,211	244,449
Taser International, Inc.*	2,010	9,568
United Technologies Corp.	3,108	243,512
		1,022,884

Air Freight & Logistics - 0.46%
FedEx Corp.	856	78,315
United Parcel Service, Inc. - Class B	2,500	189,125
		267,440

Airlines - 0.11%
Allegiant Travel Co.*	340	18,690
United Continental Holdings, Inc.*	1,922	44,398
		63,088

Building Products - 0.33%
Fortune Brands Home & Security, Inc.*	5,013	93,091
Griffon Corp.*	4,600	45,862
Simpson Manufacturing Co., Inc.	1,610	52,132
		191,085

Commercial Services & Supplies - 0.44%
ABM Industries, Inc.	400	8,680
Corrections Corp. of America*	2,957	69,578
Geo Group, Inc. (The)*	2,800	49,224
United Stationers, Inc.	2,300	74,359

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Industrials - 10.33% (continued)
Commercial Services & Supplies - 0.44% (continued)
US Ecology, Inc.	440	$8,237
Viad Corp.	2,103	42,544
		252,622

Construction & Engineering - 0.14%
Aecom Technology Corp.*	1,900	43,491
Tutor Perini Corp.*	2,540	38,583
		82,074

Industrial Conglomerates - 1.12%
3M Co.	2,456	212,960
General Electric Co.	23,060	431,452
		644,412

Machinery - 2.45%
Actuant Corp. - Class A	1,900	48,165
Blount International, Inc.*	3,700	60,754
Briggs & Stratton Corp.	2,800	43,708
Caterpillar, Inc.	3,567	389,231
CLARCOR, Inc.	1,790	92,024
Graco, Inc.	3,390	155,872
Illinois Tool Works, Inc.	1,191	63,159
Joy Global, Inc.	4,063	368,473
Mueller Industries, Inc.	3,200	141,472
Sauer-Danfoss, Inc.*	1,000	50,400
		1,413,258

Professional Services - 1.05%
FTI Consulting, Inc.*	3,420	146,444
Mistras Group, Inc.*	1,100	24,772
Pendrell Corp.*	7,610	20,319
Verisk Analytics, Inc. - Class A*	10,400	416,728
		608,263

Road & Rail - 1.13%
Knight Transportation, Inc.	2,750	48,428
Landstar System, Inc.	3,010	153,961
RailAmerica, Inc.*	4,100	61,254
Union Pacific Corp.	3,400	388,654
		652,297

Trading Companies & Distributors - 1.33%
DXP Enterprises, Inc.*	1,000	33,730

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Industrials - 10.33% (continued)
Trading Companies & Distributors - 1.33% (continued)
Fastenal Co.	10,526	$491,354
Titan Machinery, Inc.*	400	9,896
Watsco, Inc.	1,330	91,730
WESCO International, Inc.*	2,300	144,624
		771,334

Information Technology - 17.48%
Communications Equipment - 0.54%
Brocade Communications Systems, Inc.*	6,030	33,828
Cisco Systems, Inc.	5,050	99,131
Comtech Telecommunications Corp.	960	29,626
Motorola Solutions, Inc.	2,000	92,820
QUALCOMM, Inc.	1,000	58,820
		314,225

Computers & Peripherals - 4.58%
Apple, Inc.*	5,113	2,333,982
Cray, Inc.*	1,460	10,892
Hewlett-Packard Co.	1,600	44,768
Lexmark International, Inc.	1,600	55,840
NCR Corp.*	3,000	56,190
QLogic Corp.*	3,600	62,352
STEC, Inc.*	4,020	38,029
Synaptics, Inc.*	1,070	40,992
		2,643,045

Electronic Equipment, Instruments & Components - 1.12%
Anixter International, Inc.*	200	13,102
AVX Corp.	7,280	95,805
Brightpoint, Inc.*	7,050	82,626
Insight Enterprises, Inc.*	4,700	86,762
Itron, Inc.*	580	22,498
Plexus Corp.*	1,000	36,250
Power-One, Inc.*	6,160	26,734
ScanSource, Inc.*	1,574	59,135
Tech Data Corp.*	3,569	185,303
Vishay Intertechnology, Inc.*	3,300	40,524
		648,739

Internet Software & Services - 1.72%
Earthlink, Inc.	13,000	93,730

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Information Technology - 17.48% (continued)
Internet Software & Services - 1.72% (continued)
Google, Inc. - Class A*	1,166	$676,408
j2 Global, Inc.	1,540	41,519
NIC, Inc.	2,170	27,147
ValueClick, Inc.*	900	15,696
WebMD Health Corp.*	1,100	30,844
XO Group, Inc.*	5,192	42,782
Yahoo!, Inc.*	4,300	66,521
		994,647

IT Services - 4.25%
CACI International, Inc. - Class A*	990	58,103
Cardtronics, Inc.*	1,933	49,388
Computer Sciences Corp.	10,470	270,440
DST Systems, Inc.	2,500	122,025
Fidelity National Information Services, Inc.	280	7,997
Forrester Research, Inc.*	1,160	40,530
Heartland Payment Systems, Inc.	3,962	95,088
International Business Machines Corp.	8,644	1,664,834
ManTech International Corp. - Class A	1,300	45,695
Teradata Corp.*	1,933	103,532
		2,457,632

Semiconductors & Semiconductor Equipment - 2.08%
Cirrus Logic, Inc.*	876	17,897
GT Advanced Technologies, Inc.*	4,670	40,255
Intel Corp.	22,459	593,367
Novellus Systems, Inc.*	2,200	103,730
OmniVision Technologies, Inc.*	2,500	33,275
Texas Instruments, Inc.	10,075	326,229
Veeco Instruments, Inc.*	3,440	83,970
		1,198,723

Software - 3.19%
ANSYS, Inc.*	5,013	303,236
Blackbaud, Inc.	2,810	85,508
Microsoft Corp.	30,522	901,315
Oracle Corp.	6,969	196,526
Pegasystems, Inc.	950	26,942
Quest Software, Inc.*	6,800	138,380
SolarWinds, Inc.*	960	30,345
Taleo Corp. - Class A*	900	32,409

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Information Technology - 17.48% (continued)
Software - 3.19% (continued)
Tyler Technologies, Inc.*	2,990	$105,039
Websense, Inc.*	1,110	20,979
		1,840,679

Materials - 3.75%
Chemicals - 2.03%
A. Schulman, Inc.	1,858	45,521
CF Industries Holdings, Inc.	280	49,666
Cytec Industries, Inc.	3,173	158,206
Dow Chemical Co. (The)	4,069	136,352
Georgia Gulf Corp.*	1,910	66,946
Innophos Holdings, Inc.	1,000	49,920
Olin Corp.	4,288	95,194
PolyOne Corp.	4,277	61,674
Rockwood Holdings, Inc.*	1,818	91,809
RPM International, Inc.	6,568	164,397
W.R. Grace & Co.*	4,741	253,833
		1,173,518

Containers & Packaging - 0.18%
Graphic Packaging Holding Co.*	235	1,177
Silgan Holdings, Inc.	2,390	99,329
		100,506

Metals & Mining - 1.54%
Freeport-McMoRan Copper & Gold, Inc.	12,641	584,141
Hecla Mining Co.	2,070	10,888
Metals USA Holdings Corp.*	1,500	20,055
Newmont Mining Corp.	1,300	79,924
Royal Gold, Inc.	595	45,303
Southern Copper Corp.	2,045	70,941
Titanium Metals Corp.	1,032	15,872
Worthington Industries, Inc.	3,459	63,680
		890,804

Telecommunication Services - 1.55%
Diversified Telecommunication Services - 1.45%
AT&T, Inc.	5,710	167,931
CenturyLink, Inc.	11,449	423,957
Cogent Communications Group, Inc.*	4,000	60,960
Premiere Global Services, Inc.*	910	8,008

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 94.06% (continued)
Telecommunication Services - 1.55% (continued)
Diversified Telecommunication Services - 1.45% (continued)
Verizon Communications, Inc.	4,700	$177,002
		837,858

Wireless Telecommunication Services - 0.10%
USA Mobility, Inc.	4,140	58,581

Utilities - 2.26%
Electric Utilities - 0.96%
Exelon Corp.	7,619	303,084
Northeast Utilities	3,170	110,158
PPL Corp.	5,013	139,311
		552,553

Multi-Utilities - 0.71%
Alliant Energy Corp.	2,200	93,258
Ameren Corp.	10,000	316,400
		409,658

Water Utilities - 0.59%
American Water Works Co., Inc.	10,200	344,046
Total Common Stocks (Cost $43,409,044)		$54,337,008

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 4.00%
US Treasury Notes	2.000%	01/31/16	$250,000	$264,980
US Treasury Notes	2.625%	08/15/20	300,000	326,016
US Treasury Bonds	8.125%	08/15/19	1,150,000	1,720,958
Total US Treasury Obligations (Cost $2,090,043)				$2,311,954

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 2.24%
JPMorgan Chase, N.A. Dated 01/31/12, 0.10%, principal and interest in the amount of $1,295,004 to be repurchased 02/01/12, collateralized by US Treasury Inflation-Protected Note, par value of $1,040,000 due to 07/15/19 with a value of $1,323,214 (Cost $1,295,000)	$1,295,000	$1,295,000
Total Investments - 100.30% (Cost $46,794,087)**	$57,943,962
Liabilities in Excess of Other Assets - (0.30)%	(173,699)
Net Assets - 100.00%	$57,770,263

ISI Strategy Fund
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

*	Non-income producing security.
**	Cost for Federal income tax purposes is $46,794,087 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$13,753,710
Gross Unrealized Depreciation	(2,603,835)
Net Unrealized Appreciation	$11,149,875

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ISI Strategy Fund
Notes to Schedule of Investments
January 31, 2012 (Unaudited)

1. Securities Valuation

ISI Strategy Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

ISI Strategy Fund
Notes to Schedule of Investments (continued)
January 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$54,337,008	$—	$—	$54,337,008
US Treasury Obligations	—	2,311,954	—	2,311,954
Repurchase Agreements	—	1,295,000	—	1,295,000
Total	$54,337,008	$3,606,954	$—	$57,943,962

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2012, based on the valuation input Levels on October 31, 2011 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 20, 2012

By (Signature and Title)		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)

Date	March 20, 2012